Debt Instruments Issued and Other Financial Liabilities - Schedule of Subordinated Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,408,356	$ 6,010,124	$ 5,950,038
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,078,339	1,074,320
Subordinated Bonds [member] | Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities	95,545	95,599
Subordinated Bonds [member] | CLP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	796,564	781,925
Subordinated Bonds [member] | COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 186,230	$ 196,796